LEASES	12 Months Ended
Dec. 31, 2025
Disclosure Of Leases [Abstract]
LEASES
NOTE 8.  Leases

Arauco acting as lessee
Right of use assets

	12-31-2025	12-31-2024
	ThU.S.$	ThU.S.$
Property, plant and equipment by right of use, net

Land	846,850	599,101
Buildings	23,338	15,992
Plant and equipment	64,704	63,102
Information technology equipment	304	392
Motor vehicles	58,219	80,464
Other property, plant and equipment	10,303	12,835
Total net	1,003,718	771,886
Property, plant and equipment by right of use, gross

Land	942,871	660,753
Buildings	42,205	32,265
Plant and equipment	96,808	93,922
Information technology equipment	737	784
Motor vehicles	129,820	269,228
Other property, plant and equipment	16,044	15,845
Total gross	1,228,485	1,072,797
Accumulated depreciation and impairment by right of use

Land	(96,021)	(61,652)
Buildings	(18,867)	(16,273)
Plant and equipment	(32,104)	(30,820)
Information technology equipment	(433)	(392)
Motor vehicles	(71,601)	(188,764)
Other property, plant and equipment	(5,741)	(3,010)
Total	(224,767)	(300,911)

Reconciliation of property, plant and equipment by right of use

The following tables set forth the reconciliation of the carrying amount of property, plant and equipment by right of use as of December 31, 2025 and 2024
:

	Land	Buildings	Plant and equipment	IT equipment	Motor vehicles	Other property, plant and equipment	Total
Reconciliation of property, plant and equipment by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2025	599,101	15,992	63,102	392	80,464	12,835	771,886
Changes
Additions	300,063	13,869	7,215	222	19,054	199	340,622
Disposals	-	-	-	-	(574)	-	(574)
Withdrawals	(3,659)	-	-	-	(9,879)	-	(13,538)
Depreciation (*)	(37,407)	(6,471)	(5,891)	(350)	(30,200)	(2,731)	(83,050)
Increase (decrease) through net exchange differences	868	51	278	40	(183)	-	1,054
Increase (decrease) through others	(12,116)	(103)	-	-	(463)	-	(12,682)
Total changes	247,749	7,346	1,602	(88)	(22,245)	(2,532)	231,832
Closing balance 12-31-2025	846,850	23,338	64,704	304	58,219	10,303	1,003,718

	Land	Buildings	Plant and equipment	IT equipment	Motor vehicles	Other property, plant and equipment	Total
Reconciliation of property, plant and equipment by right of use	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$	ThU.S.$
Opening balance 01-01-2024	460,386	16,412	60,993	186	50,869	11,515	600,361
Changes
Additions	280,671	8,385	9,103	511	58,954	3,797	361,421
Disposals	-	(2,474)	-	-	(130)	-	(2,604)
Withdrawals	-	(539)	-	-	(178)	-	(717)
Depreciation (*)	(31,792)	(5,604)	(6,641)	(204)	(28,977)	(2,200)	(75,418)
Increase (decrease) through net exchange differences	(110,574)	(131)	(353)	(101)	(74)	15	(111,218)
Reclassification from lease to Property, plant and equipment	-	-	-	-	-	(292)	(292)
Increase (decrease) through others	410	(57)	-	-	-	-	353
Total changes	138,715	(420)	2,109	206	29,595	1,320	171,525
Closing balance 12-31-2024	599,101	15,992	63,102	392	80,464	12,835	771,886
(*) The amount of depreciation related to land leased for plantations is reclassified to biological assets to form part of the formation costs.

Lease liabilities and their maturity are presented in Notes 11 and 23.

The depreciation expense for the years ending December 31, 2025, 2024 and 2023 recognized in property, plant and equipment by right of use is as follows:

	January – December
	2025	2024	2023
Depreciation for the period	ThU.S.$	ThU.S.$	ThU.S.$
Cost of sales	32,025	35,005	28,082
Distribution costs	1,647	1,068	1,184
Administrative expenses	8,543	7,110	7,361
Total	42,215	43,183	36,627

Additionally, Arauco has recognized directly in the consolidated statement of profit or loss, the following leases excluded from right of use assets:

	January – December
	2025	2024	2023
	ThU.S.$	ThU.S.$	ThU.S.$
Expenses from payments of variable leases	(149,000)	(231,094)	(206,332)
Expenses from low value leases	(3,583)	(4,603)	(3,899)
Expenses from short-term leases	(34,225)	(39,047)	(39,878)
Income from sublease of right of use assets	655	628	464

Arauco acting as lessor
Reconciliation of financial lease minimum payments:

	12-31-2025
	Gross	Interest	Present value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	26,758	2,725	24,033
Between one and two years	24,433	1,749	22,684
Between two and three years	16,626	831	15,795
Between three and four years	7,860	408	7,452
Between four and five years	2,618	159	2,459
More than five years	5,242	346	4,896
Total	83,537	6,218	77,319

	12-31-2024
	Gross	Interest	Present value
Periods	ThU.S.$	ThU.S.$	ThU.S.$
Less than one year	19,532	2,285	17,247
Between one and two years	20,042	1,804	18,238
Between two and three years	18,397	1,005	17,392
Between three and four years	12,284	360	11,924
Between four and five years	2,731	54	2,677
More than five years	210	1	209
Total	73,196	5,509	67,687

Financial lease receivables are presented in the consolidated statements of financial position in line items “Trade and other current receivable” and “Trade and other non-current receivable” depending on their maturities stated above.

Arauco accounts for its lease contracts as financial leases. These lease contracts are for a term of less than six years at market interest rates and leased assets are forestry machinery and equipment. They also include an early termination option, under general and special conditions stipulated in each contract.

Arauco holds leases as lessee and lessor, described in the previous tables, for which there are no impairment contingent payments or restrictions to report.